FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Change in fair value of warrants during the year	$ 0.0	$ 2,200,000
Level 3
Beginning balance	(2,228,000)	(5,092,000)
Warrants exchanged for fixed price warrants		117,000
Change in fair value of derivatives during the year		(25,000)
Transfer to equity as a result of adoption of ASU 2017-11		627,000
Reduction of debt discount as result of adoption of ASU 2017-11		627,000
Change in fair value of warrants during the year	(89,000)	1,879,000
Ending balance		(2,228,000)
Level 3 | Distributor Debt
Beginning balance	0	(114,000)
Warrants exchanged for fixed price warrants		67,000
Change in fair value of derivatives during the year		0
Transfer to equity as a result of adoption of ASU 2017-11		0
Reduction of debt discount as result of adoption of ASU 2017-11		0
Change in fair value of warrants during the year		47,000
Ending balance		0
Level 3 | Short-Term Loans
Beginning balance	0	(83,000)
Warrants exchanged for fixed price warrants		50,000
Change in fair value of derivatives during the year		0
Transfer to equity as a result of adoption of ASU 2017-11		0
Reduction of debt discount as result of adoption of ASU 2017-11		0
Change in fair value of warrants during the year		33,000
Ending balance		0
Level 3 | Long-Term Loans
Beginning balance	0	(893,000)
Warrants exchanged for fixed price warrants		0
Change in fair value of derivatives during the year		0
Transfer to equity as a result of adoption of ASU 2017-11		627,000
Reduction of debt discount as result of adoption of ASU 2017-11		266,000
Change in fair value of warrants during the year		0
Ending balance		0
Level 3 | Senior Secured Debt
Beginning balance	$ (2,203,000)	(4,002,000)
Warrants exchanged for fixed price warrants		0
Change in fair value of derivatives during the year		0
Transfer to equity as a result of adoption of ASU 2017-11		0
Reduction of debt discount as result of adoption of ASU 2017-11		0
Change in fair value of warrants during the year		1,799,000
Ending balance		$ (2,203,000)